Reinsurance - Schedule of premiums written and earned (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policy Fees
Net	$ 5,091	$ 5,653	$ 4,341
Policyholder Benefits
Net	6,720	7,387	6,602
Long-Duration Insurance
Premiums
Direct	4,739	4,603	4,384
Assumed	1,318	2,265	1,073
Ceded	(966)	(1,215)	(1,116)
Net	5,091	5,653	4,341
Policy Fees
Direct	2,992	3,090	2,957
Assumed	0	0	0
Ceded	(78)	(85)	(83)
Net	2,914	3,005	2,874
Policyholder Benefits
Direct	8,864	10,029	9,092
Assumed	74	47	32
Ceded	(2,218)	(2,689)	(2,522)
Net	$ 6,720	$ 7,387	$ 6,602